UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-21410

THE WEITZ FUNDS

(Exact name of registrant as specified in charter)

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Address of principal executive offices)

Wallace R. Weitz & Company

The Weitz Funds

1125 South 103rd Street, Suite 600

Omaha, Nebraska 68124

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 402 391-1980

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

VALUE FUND

Schedule of Investments in Securities June 30, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS — 91.1%

Consumer Discretionary — 29.5%

Broadcasting & Cable TV — 12.9%
Liberty Global, Inc. - Series C*	1,990,000	$60,416,400
Comcast Corp. - CL A	2,700,000	51,219,000
Liberty Media Corp. - Entertainment - Series A*	2,000,000	48,460,000
Liberty Media Corp. - Capital - Series A*	2,000,000	28,800,000
Cumulus Media, Inc. - CL A*	1,121,168	4,417,402
Adelphia Recovery Trust, Series ACC-7* #	3,535,000	—

		193,312,802
Retailing — 10.3%
Liberty Media Corp. - Interactive - Series A*	4,500,000	66,420,000
IAC/InterActiveCorp*	1,800,000	34,704,000
Lowe’s Companies, Inc.	1,650,000	34,237,500
Bed Bath & Beyond, Inc.*	700,000	19,670,000

		155,031,500
Media — 4.7%
The Washington Post Co. - CL B	95,048	55,783,671
News Corp. - CL A	950,000	14,288,000

		70,071,671
Education Services — 1.5%
Apollo Group, Inc. - CL A*	500,000	22,130,000

Leisure Facilities — 0.1%
Six Flags, Inc.*	850,000	977,500

		441,523,473

Financials — 26.6%

Insurance — 13.6%
Berkshire Hathaway, Inc. - CL B*	41,000	164,492,000
American International Group, Inc.	1,500,000	39,690,000

		204,182,000
Mortgage REIT’s — 4.8%
Redwood Trust, Inc.†	2,360,900	53,804,911
Newcastle Investment Corp.	1,908,100	13,375,781
CBRE Realty Finance, Inc.	1,350,000	4,644,000

		71,824,692

VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Financials — 3.6%
American Express Co.	1,450,000	$54,621,500

Thrifts & Mortgage Finance — 2.5%
Fannie Mae	1,450,000	28,289,500
Freddie Mac	588,700	9,654,680

		37,944,180
Banks — 2.1%
Wells Fargo & Co.(b)	1,300,000	30,875,000

		399,447,372
Health Care — 11.2%

Managed Health Care — 7.2%
WellPoint, Inc.*	1,425,000	67,915,500
UnitedHealth Group, Inc.	1,560,000	40,950,000

		108,865,500
Health Care Equipment & Services — 4.0%
Omnicare, Inc.	2,275,000	59,650,500

		168,516,000
Information Technology — 7.5%

Technology Hardware & Equipment — 4.2%
Dell, Inc.*	2,850,000	62,358,000

Software & Services — 3.3%
Microsoft Corp.	1,225,000	33,699,750
eBay, Inc.*	600,000	16,398,000

		50,097,750

		112,455,750
Industrials — 6.8%

Building Products — 2.3%
USG Corp.*	1,170,000	34,596,900

Industrial Conglomerates — 2.3%
Tyco International Ltd.	850,000	34,034,000

Transportation — 2.2%
United Parcel Service, Inc.	540,000	33,193,800

		101,824,700
Telecommunication Services — 5.1%

Telecommunication Services — 5.1%
Telephone and Data Systems, Inc. - Special	1,718,976	75,806,842

VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Materials — 2.3%

Materials — 2.3%
Martin Marietta Materials, Inc.	180,000	$18,646,200
Vulcan Materials Co.	277,000	16,559,060

		35,205,260

Consumer Staples — 2.1%

Hypermarkets & Super Centers — 2.1%
Wal-Mart Stores, Inc.	550,000	30,910,000

Total Common Stocks (Cost $1,511,802,515)		1,365,689,397

SHORT-TERM SECURITIES — 9.2%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 2.1%(a) (Cost $137,860,801)	137,860,801	137,860,801

Total Investments in Securities (Cost $1,649,663,316)		1,503,550,198
Options Written — (0.0%)		(30,000)
Other Liabilities in Excess of Other Assets — (0.3%)		(4,685,361)

Net Assets — 100%		$1,498,834,837

Net Asset Value Per Share		$25.50

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

Wells Fargo & Co.	July 2008 / $30	600,000	$(30,000)

Total Options Written (premiums received $1,904,979)			$(30,000)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

(b)	Fully or partially pledged on outstanding written options.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

PARTNERS VALUE FUND

Schedule of Investments in Securities June 30, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS — 89.6%

Consumer Discretionary — 34.2%

Retailing — 13.1%
Liberty Media Corp. - Interactive - Series A*	3,650,000	$53,874,000
IAC/InterActiveCorp*	1,800,000	34,704,000
Cabela’s, Inc. - CL A*	2,311,600	25,450,716
Lowe’s Companies, Inc.	1,200,000	24,900,000

		138,928,716
Broadcasting & Cable TV — 11.9%
Liberty Global, Inc. - Series C*	1,470,000	44,629,200
Liberty Media Corp. - Entertainment - Series A*	1,750,000	42,402,500
Comcast Corp. - CL A	2,050,000	38,888,500
Adelphia Recovery Trust, Series ACC-7* #	2,310,000	—

		125,920,200
Media — 4.2%
The Washington Post Co. - CL B	68,100	39,967,890
Daily Journal Corp.* †	116,000	4,669,000

		44,636,890
Consumer Durables & Apparel — 3.0%
Mohawk Industries, Inc.*	488,076	31,285,671

Consumer Services — 2.0%
Coinstar, Inc.*	650,000	21,261,500

		362,032,977

Financials — 24.6%

Insurance — 16.0%
Berkshire Hathaway, Inc. - CL B*	22,000	88,264,000
Berkshire Hathaway, Inc. - CL A*	300	36,225,000
American International Group, Inc.	1,280,000	33,868,800
Willis Group Holdings Ltd.	350,000	10,979,500

		169,337,300
Mortgage REIT’s — 4.3%
Redwood Trust, Inc.†	2,001,500	45,614,185

Diversified Financials — 4.3%
American Express Co.	1,200,000	45,204,000

		260,155,485

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Health Care — 13.2%

Managed Health Care — 8.8%
WellPoint, Inc.*	1,150,000	$54,809,000
UnitedHealth Group, Inc.	1,450,000	38,062,500

		92,871,500
Health Care Equipment & Services — 4.4%
Omnicare, Inc.	1,775,000	46,540,500

		139,412,000

Telecommunication Services — 5.6%

Telecommunication Services — 5.6%
Telephone and Data Systems, Inc. - Special	1,336,900	58,957,290

Information Technology — 4.5%

Technology Hardware & Equipment — 4.5%
Dell, Inc.*	2,200,000	48,136,000

Industrials — 4.4%

Industrial Conglomerates — 2.4%
Tyco International Ltd.	625,000	25,025,000

Building Products — 2.0%
USG Corp.*	734,000	21,704,380

		46,729,380

Materials — 3.1%

Materials — 3.1%
Eagle Materials, Inc.	500,000	12,665,000
Vulcan Materials Co.	175,000	10,461,500
Martin Marietta Materials, Inc.	100,000	10,359,000

		33,485,500

Total Common Stocks (Cost $989,497,954)		948,908,632

PARTNERS VALUE FUND

Schedule of Investments in Securities, Continued

	Shares	Value

SHORT-TERM SECURITIES — 10.5%

Wells Fargo Advantage Government Money Market Fund –
Institutional Class 2.1%(a) (Cost $111,317,376)	111,317,376	$111,317,376

Total Investments in Securities (Cost $1,100,815,330)		1,060,226,008
Other Liabilities in Excess of Other Assets — (0.1%)		(1,430,480)

Net Assets — 100%		$1,058,795,528

Net Asset Value Per Share		$16.11

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

HICKORY FUND

Schedule of Investments in Securities
June 30, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — 91.7%

Consumer Discretionary — 32.2%

Broadcasting & Cable TV — 12.8%
Liberty Global, Inc. - Series C*	320,000	$9,715,200
Liberty Media Corp. - Entertainment - Series A*	350,000	8,480,500
Comcast Corp. - CL A Special	310,000	5,815,600
Cumulus Media, Inc. - CL A*	605,300	2,384,882
Liberty Media Corp. - Capital - Series A*	165,000	2,376,000
CIBL, Inc.* #	1,005	502,500

		29,274,682
Retailing — 11.9%
Liberty Media Corp. - Interactive - Series A*	700,000	10,332,000
Cabela’s, Inc. - CL A*	670,000	7,376,700
Lowe’s Companies, Inc.	190,000	3,942,500
IAC/InterActiveCorp*	200,000	3,856,000
Bed Bath & Beyond, Inc.*	60,000	1,686,000

		27,193,200
Consumer Services — 2.9%
Coinstar, Inc.*	200,000	6,542,000

Consumer Durables & Apparel — 2.5%
Mohawk Industries, Inc.*	90,000	5,769,000

Education Services — 1.0%
Apollo Group, Inc - CL A*	50,000	2,213,000

Media — 0.7%
News Corp. - Cl A	100,000	1,504,000

Leisure Facilities — 0.4%
Six Flags, Inc.*	800,000	920,000

		73,415,882

Financials — 27.0%

Insurance — 14.6%
Berkshire Hathaway, Inc. - CL A*	200	24,150,000
American International Group, Inc.	230,000	6,085,800
Willis Group Holdings Ltd.	100,000	3,137,000

		33,372,800

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage REIT’s — 7.2%
Redwood Trust, Inc.	539,500	$12,295,205
CBRE Realty Finance, Inc.	705,400	2,426,576
Newcastle Investment Corp.	227,200	1,592,672

		16,314,453
Diversified Financials — 2.5%
American Express Co.	150,000	5,650,500

Investment Banking & Brokerage — 1.8%
TD Ameritrade Holding Corp.*	230,000	4,160,700

Thrifts & Mortgage Finance — 0.9%
Fannie Mae	100,000	1,951,000

		61,449,453

Health Care — 13.3%

Managed Health Care — 8.4%
WellPoint, Inc.*	260,000	12,391,600
UnitedHealth Group, Inc.	260,000	6,825,000

		19,216,600
Health Care Equipment & Services — 4.9%
Omnicare, Inc.	425,000	11,143,500

		30,360,100

Telecommunication Services — 8.5%

Telecommunication Services — 8.5%
Telephone and Data Systems, Inc. - Special	210,000	9,261,000
Level 3 Communications, Inc.*	2,000,000	5,900,000
LICT Corp.* #	1,005	4,205,925

		19,366,925

Industrials — 4.6%

Industrial Conglomerates — 2.3%
Tyco International Ltd.	130,000	5,205,200

Building Products — 1.6%
USG Corp.*	120,000	3,548,400

HICKORY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Capital Goods — 0.7%
Beacon Roofing Supply, Inc.*	155,200	$1,646,672

		10,400,272

Information Technology — 4.2%

Technology Hardware & Equipment — 3.2%
Dell, Inc.*	340,000	7,439,200

Software & Services — 1.0%
ACI Worldwide, Inc.*	100,000	1,759,000
Convera Corp.*	310,000	440,200

		2,199,200

		9,638,400
Materials — 1.9%

Materials — 1.9%
Martin Marietta Materials, Inc.	25,000	2,589,750
Eagle Materials, Inc.	70,000	1,773,100

		4,362,850

Total Common Stocks (Cost $249,235,971)		208,993,882

SHORT-TERM SECURITIES — 8.5%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 2.1%(a) (Cost $19,321,284)	19,321,284	19,321,284

Total Investments in Securities (Cost $268,557,255)		228,315,166
Other Liabilities in Excess of Other Assets — (0.2%)		(325,613)

Net Assets — 100%		$227,989,553

Net Asset Value Per Share		$28.22

*	Non-income producing

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities
June 30, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — 92.7%

Consumer Discretionary — 32.6%

Broadcasting & Cable TV — 12.3%
Liberty Global, Inc. - Series C* (b)	324,000	$9,836,640
Liberty Media Corp. - Entertainment - Series A* (b)	320,000	7,753,600
Comcast Corp. - CL A	400,000	7,588,000
Liberty Media Corp. - Capital - Series A* (b)	150,000	2,160,000
Cumulus Media, Inc. - CL A*	450,750	1,775,955

		29,114,195
Retailing — 11.6%
Liberty Media Corp. - Interactive - Series A* (b)	700,000	10,332,000
Cabela’s, Inc. - CL A* (b)	640,000	7,046,400
Lowe’s Companies, Inc.	200,000	4,150,000
IAC/InterActiveCorp*	200,000	3,856,000
Bed Bath & Beyond, Inc.*	70,000	1,967,000

		27,351,400
Consumer Services — 2.8%
Coinstar, Inc.*	200,000	6,542,000

Consumer Durables & Apparel — 2.4%
Mohawk Industries, Inc.* (b)	90,000	5,769,000

Media — 2.2%
The Washington Post Co. - CL B(b)	5,000	2,934,500
News Corp. - CL A	150,000	2,256,000

		5,190,500
Education Services — 0.9%
Apollo Group, Inc - CL A*	50,000	2,213,000

Leisure Facilities — 0.4%
Six Flags, Inc.*	750,000	862,500

		77,042,595

Financials — 27.5%

Insurance — 15.7%
Berkshire Hathaway, Inc. - CL A* (b)	130	15,697,500
Berkshire Hathaway, Inc. - CL B* (b)	3,000	12,036,000
American International Group, Inc.	235,000	6,218,100
Willis Group Holdings Ltd.	100,000	3,137,000

		37,088,600

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Mortgage REIT’s — 6.2%
Redwood Trust, Inc. (b)	552,400	$12,589,196
Newcastle Investment Corp.	220,000	1,542,200
CBRE Realty Finance, Inc.	117,000	402,480

		14,533,876
Diversified Financials — 3.2%
American Express Co.	200,000	7,534,000

Investment Banking & Brokerage — 1.6%
TD Ameritrade Holding Corp.*	210,000	3,798,900

Thrifts & Mortgage Finance — 0.8%
Fannie Mae	100,000	1,951,000

		64,906,376

Health Care — 12.5%

Managed Health Care — 8.1%
WellPoint, Inc.*	280,000	13,344,800
UnitedHealth Group, Inc.	220,000	5,775,000

		19,119,800
Health Care Equipment & Services — 4.4%
Omnicare, Inc.	400,000	10,488,000

		29,607,800

Information Technology — 7.0%

Technology Hardware & Equipment — 3.6%
Dell, Inc.*	370,000	8,095,600
Continental Resources#	700	280,000

		8,375,600
Software & Services — 3.4%
Intelligent Systems Corp.* # †	883,999	2,828,797
Microsoft Corp.	100,000	2,751,000
Google, Inc. - CL A* (b)	4,000	2,105,680
Convera Corp.*	280,000	397,600

		8,083,077

		16,458,677

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Telecommunication Services — 6.2%

Telecommunication Services — 6.2%
Telephone and Data Systems, Inc. - Special(b)	200,000	$8,820,000
Level 3 Communications, Inc.*	2,000,000	5,900,000

		14,720,000

Industrials — 4.2%

Industrial Conglomerates — 2.2%
Tyco International Ltd.	130,000	5,205,200

Building Products — 1.4%
USG Corp.*	110,000	3,252,700

Capital Goods — 0.6%
Beacon Roofing Supply, Inc.*	145,000	1,538,450

		9,996,350

Materials — 2.7%

Materials — 2.7%
Martin Marietta Materials, Inc.	32,000	3,314,880
Eagle Materials, Inc.	120,000	3,039,600

		6,354,480

Total Common Stocks (Cost $248,135,382)		219,086,278

SHORT-TERM SECURITIES — 4.3%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 2.1%(a) (Cost $10,282,872)	10,282,872	10,282,872

Total Investments in Securities (Cost $258,418,254)		229,369,150
Due From Broker(b) — 24.8%		58,659,247
Securities Sold Short — (21.9%)		(51,811,900)
Options Written — (0.0%)		(12,700)
Other Assets Less Other Liabilities — 0.1%		211,466

Net Assets — 100%		$236,415,263

Net Asset Value Per Share		$7.93

PARTNERS III OPPORTUNITY FUND

Schedule of Investments in Securities, Continued

	Shares	Value

SECURITIES SOLD SHORT

Ishares Dow Jones U.S. Real Estate	100,000	$(6,095,000)
Ishares Russell 2000	220,000	(15,186,600)
Ishares Russell 2000 Value	230,000	(14,720,000)
Ishares Russell Midcap	165,000	(15,810,300)

Total Securities Sold Short (proceeds $61,511,498)		$(51,811,900)

	Expiration date/ Strike price	Shares subject to option	Value

OPTIONS WRITTEN*

Covered Call Options

Google, Inc. - CL A	September 2008 / $600	1,000	$(12,700)

Total Options Written (premiums received $33,365)			$(12,700)

*	Non-income producing

†	Non-controlled affiliate

#	Illiquid and/or restricted security that has been fair valued.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

(b)	Fully or partially pledged as collateral on securities sold short and outstanding written options.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

BALANCED FUND

Schedule of Investments in Securities
June 30, 2008
(Unaudited)

	Shares	Value

COMMON STOCKS — 65.1%

Consumer Discretionary — 21.7%

Retailing — 8.5%
Liberty Media Corp. - Interactive - Series A*	150,000	$2,214,000
IAC/InterActiveCorp*	65,000	1,253,200
Cabela’s, Inc. - CL A*	100,000	1,101,000
Lowe’s Companies, Inc.	37,000	767,750
Bed Bath & Beyond, Inc.*	25,000	702,500

		6,038,450
Broadcasting & Cable TV — 6.4%
Liberty Global, Inc. - Series C*	60,000	1,821,600
Liberty Media Corp. - Entertainment - Series A*	55,000	1,332,650
Comcast Corp. - CL A	60,000	1,138,200
Liberty Media Corp. - Capital - Series A*	21,000	302,400

		4,594,850
Media — 2.9%
The Washington Post Co. - CL B	2,000	1,173,800
News Corp. - CL A	60,000	902,400

		2,076,200
Consumer Services — 2.1%
Coinstar, Inc.*	45,000	1,471,950

Consumer Durables & Apparel — 1.8%
Mohawk Industries, Inc.*	20,000	1,282,000

		15,463,450

Financials — 15.4%

Insurance — 6.5%
Berkshire Hathaway, Inc. - CL B*	710	2,848,520
American International Group, Inc.	37,000	979,020
Willis Group Holdings Ltd.	25,000	784,250

		4,611,790
Mortgage REIT’s — 3.0%
Redwood Trust, Inc.	55,000	1,253,450
CBRE Realty Finance, Inc.	128,400	441,696
Newcastle Investment Corp.	62,868	440,705

		2,135,851

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Diversified Financials — 2.2%
American Express Co.	42,000	$1,582,140

Investment Banking & Brokerage — 1.6%
TD Ameritrade Holding Corp.*	65,000	1,175,850

Thrifts & Mortgage Finance — 1.2%
Fannie Mae	32,000	624,320
Freddie Mac	13,000	213,200

		837,520
Banks — 0.9%
Wells Fargo & Co.	27,000	641,250

		10,984,401

Health Care — 9.1%

Health Care Equipment & Services — 4.8%
Omnicare, Inc.	60,000	1,573,200
Laboratory Corporation of America Holdings*	15,000	1,044,450
Cardinal Health, Inc.	15,000	773,700

		3,391,350
Managed Health Care — 4.3%
WellPoint, Inc.*	37,000	1,763,420
UnitedHealth Group, Inc.	50,000	1,312,500

		3,075,920

		6,467,270
Information Technology — 5.3%

Software & Services — 2.8%
Microsoft Corp.	40,000	1,100,400
ACI Worldwide, Inc.*	50,000	879,500

		1,979,900
Technology Hardware & Equipment — 2.5%
Dell, Inc.*	80,000	1,750,400

		3,730,300
Materials — 4.8%

Materials — 4.8%
Martin Marietta Materials, Inc.	10,000	1,035,900
Vulcan Materials Co.	15,500	926,590
Cemex, S.A.B. de C. V. - Sponsored ADR	30,000	741,000
Eagle Materials, Inc.	27,000	683,910

		3,387,400

BALANCED FUND

Schedule of Investments in Securities, Continued

	Shares	Value

Industrials — 3.4%

Transportation — 1.5%
United Parcel Service, Inc.	17,000	$1,044,990

Building Products — 1.2%
USG Corp.*	30,000	887,100

Industrial Conglomerates — 0.7%
Tyco International Ltd.	13,000	520,520

		2,452,610

Telecommunication Services — 3.4%

Telecommunication Services — 3.4%
Telephone and Data Systems, Inc. - Special	42,000	1,852,200
U.S. Cellular Corp.*	10,000	565,500

		2,417,700

Consumer Staples — 2.0%

Hypermarkets & Super Centers — 1.2%
Wal-Mart Stores, Inc.	15,000	843,000

Food Beverage & Tobacco — 0.8%
Diageo PLC - Sponsored ADR	7,500	554,025

		1,397,025

Total Common Stocks (Cost $56,026,574)		46,300,156

CONVERTIBLE PREFERRED STOCKS — 0.4%

Six Flags, Inc. 7.25% 8/15/09 (Cost $698,995)	30,000	280,500

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

CORPORATE BONDS — 1.7%

The Washington Post Co. 5.5% 2/15/09	$755,000	$764,900
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	300,000	304,027
Harrah’s Operating Co., Inc. 5.375% 12/15/13	250,000	154,375

Total Corporate Bonds (Cost $1,302,704)		1,223,302

MORTGAGE-BACKED SECURITIES — 17.8%(c)

Federal Home Loan Mortgage Corporation — 9.2%

2665 CL WY — 4.5% 2027 (1.2 years)	750,000	753,903
3028 CL MB — 5.0% 2026 (1.2 years)	449,115	454,413
2548 CL HB — 4.5% 2010 (1.4 years)	750,000	755,630
2831 CL AB — 5.0% 2018 (2.7 years)	319,032	323,904
2975 CL OD — 5.5% 2027 (2.9 years)	800,000	819,101
2926 CL AB — 5.0% 2019 (3.0 years)	742,847	753,096
2627 CL LE — 3.0% 2017 (3.0 years)	836,017	804,697
2542 CL LD — 5.0% 2022 (3.2 years)	984,947	995,197
3209 CL TU — 5.0% 2017 (4.9 years)	868,793	870,025

		6,529,966

Federal National Mortgage Association — 7.0%

2003-87 CL JA — 4.25% 2033 (0.3 years)	27,425	27,430
2003-87 CL TG — 4.5% 2014 (1.2 years)	460,000	463,046
2003-113 CL PC — 4.0% 2015 (1.3 years)	1,000,000	1,001,170
2003-4 CL PD — 5.0% 2016 (2.0 years)	800,000	810,834
2002-55 CL VA — 5.5% 2013 (2.1 years)	249,733	255,089
2005-59 CL PB — 5.5% 2028 (3.0 years)	650,000	663,552
2006-78 CL AV — 6.5% 2017 (3.1 years)	650,726	684,567
2003-83 CL VA — 5.5% 2014 (3.1 years)	281,740	288,420
2002-91 CL QG — 5.0% 2018 (5.2 years)	750,000	749,238

		4,943,346

Other — 1.6%

CDMC 2003-7P CL A4 — 3.376% 2017 (3.7 years)(d)	883,853	821,773
Chase MTG 2004-S1 CL A6 — 4.5% 2019 (4.2 years)	342,965	323,725

		1,145,498

Total Mortgage-Backed Securities (Cost $12,412,181)		12,618,810

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

MORTGAGE PASS-THROUGH SECURITIES — 4.0%(c)

Federal National Mortgage Association — 2.3%

888595 — 5.0% 2022 (4.5 years)	$599,454	$594,296
357985 — 4.5% 2020 (4.6 years)	1,094,426	1,065,150

		1,659,446

Federal Home Loan Mortgage Corporation — 1.7%

G11773 — 5.0% 2020 (4.3 years)	808,126	803,610
18190 — 5.5% 2022 (4.5 years)	408,044	410,895

		1,214,505

Total Mortgage Pass-Through Securities (Cost $2,846,248)		2,873,951

TAXABLE MUNICIPAL BONDS — 0.4%

University of California 4.85% 5/15/13 (Cost $298,070)	300,000	300,627

U.S. TREASURY AND GOVERNMENT AGENCY — 4.1%

U.S. Treasury — 1.7%

U.S. Treasury Note 3.125% 10/15/08	300,000	301,266
U.S. Treasury Note 3.0% 2/15/09	400,000	402,094
U.S. Treasury Note 3.625% 7/15/09	500,000	506,836

		1,210,196

Government Agency — 2.4%

Freddie Mac 4.0% 4/28/09	240,000	242,279
Federal Home Loan Banks 4.16% 12/08/09	400,000	406,776
Federal Home Loan Banks 5.2% 5/21/12	1,000,000	1,019,449

		1,668,504

Total U.S. Treasury and Government Agency (Cost $2,824,164)		2,878,700

BALANCED FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

SHORT-TERM SECURITIES — 6.9%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 2.1%(a)	934,596	$934,596
Federal Home Loan Banks Discount Note 2.2% 7/31/08(b)	$2,000,000	1,996,458
Federal Home Loan Banks Discount Note 2.2% 8/04/08(b)	2,000,000	1,995,834

Total Short-Term Securities (Cost $4,926,961)		4,926,888

Total Investments in Securities (Cost $81,335,897)		71,402,934
Other Liabilities in Excess of Other Assets — (0.4%)		(288,795)

Net Assets — 100%		$71,114,139

Net Asset Value Per Share		$9.56

*	Non-income producing

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

(b)	Interest rate presented represents the yield to maturity at the date of purchase.

(c)	Number of years indicated represents estimated average life of mortgage-backed securities.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities June 30, 2008 (Unaudited)

	Principal amount	Value

MUNICIPAL BONDS — 95.2%

Alaska — 0.9%
University of Alaska, University Revenue, Series J, FSA Insured,
5.0%, 10/01/17	$500,000	$502,920

Illinois — 3.9%
Cook County, General Obligation, Refunding, Series A, 5.0%, 11/15/16	1,000,000	1,016,520
Illinois Health Facility Authority, Revenue, Series A, Evangelical
Hospital Corp., Escrowed to Maturity, 6.75%, 4/15/12	155,000	166,098
Illinois State, General Obligation, FGIC Insured, 5.0%, 3/01/19	500,000	509,045
Illinois State, Sales Tax Revenue, Series Z, 5.0%, 6/15/19	500,000	511,930

		2,203,593

Minnesota — 0.1%
Minnesota State Housing Financial Agency, Single Family Mortgage,
Series D, 6.0%, 1/01/16	40,000	40,056

Missouri — 1.4%
Joplin, Industrial Development Authority, Revenue, Series A,
Catholic Health Initiatives, 5.125%, 12/01/15	750,000	758,243

Nebraska — 82.4%
Adams County, Hospital Authority #1, Revenue, Mary Lanning Memorial Hospital Project, Radian Insured
4.25%, 12/15/16 (settlement date 7/01/08)	250,000	238,752
4.4%, 12/15/17 (settlement date 7/01/08)	250,000	238,582
5.3%, 12/15/18	700,000	700,749
Blair, Water System Revenue, Bond Anticipation Notes, AMT
Series A, 4.5%, 6/15/12	500,000	497,665
Series B, 4.65%, 6/15/12	500,000	503,805
Douglas County, Educational Facility Revenue, Series A, Creighton
University Project, FGIC Insured, 3.5%, 9/01/12	255,000	250,879
Douglas County, Hospital Authority #1, Revenue, Refunding,
Alegent Health — Immanuel, AMBAC Insured, 5.125%, 9/01/17	250,000	255,415
Quality Living Inc. Project, 4.7%, 10/01/17	255,000	240,870
Douglas County, Hospital Authority #2, Revenue,
Lakeside Village Project, 5.125%, 12/15/22	500,000	506,890
Nebraska Medical Center Project, 5.0%, 11/15/14	380,000	397,480
Nebraska Medical Center Project, 5.0%, 11/15/15	295,000	307,918
Douglas County, Hospital Authority #3, Revenue, Refunding,
Nebraska Methodist Health System, 5.5%, 11/01/18	500,000	520,770

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 82.4% (continued)
Douglas County, Millard School District #17, Refunding,
FSA Insured, 4.0%, 11/15/13	$500,000	$512,390
MBIA Insured, 4.3%, 11/15/14	500,000	504,490
4.75%, 6/15/17	490,000	490,818
Douglas County, Ralston Public School District #54, FSA Insured,
5.125%, 12/15/21	500,000	518,430
5.2%, 12/15/26	500,000	516,100
Douglas County, Sanitary & Improvement District #206,
Eldorado/Farmington, 5.75%, 12/01/14	195,000	195,156
Douglas County, Zoo Facility Revenue, Refunding, Omaha’s Henry Doorly Zoo Project,
4.2%, 9/01/16	600,000	592,578
4.75%, 9/01/17	200,000	202,918
Gage County, Hospital Authority #1, Revenue, Beatrice Community
Hospital & Health Project, 5.35%, 5/01/19	500,000	465,660
Grand Island, Electric Revenue, MBIA Insured,
5.0%, 8/15/14	500,000	516,600
5.125%, 8/15/16	500,000	517,580
Grand Island, Public Safety, Tax Anticipation Bonds, AMBAC
Insured, 4.1%, 9/01/14	480,000	480,302
Grand Island, Sanitary Sewer Revenue, Refunding, FSA Insured,
3.3%, 4/01/13	870,000	866,329
3.45%, 4/01/14	650,000	648,128
Hastings, Electric System Revenue, Refunding, FSA Insured, 5.0%, 1/01/19	750,000	771,300
Lancaster County, Hospital Authority #1, Revenue, Refunding, Bryan LGH Medical Center,
4.0%, 6/01/10	380,000	384,830
Series A, 5.0%, 6/01/16	500,000	519,860
Series A, 5.0%, 6/01/17	500,000	517,070
Series B-2, LOC — U.S. Bank, 1.55%, 6/01/31 (Variable Rate Demand Note)	500,000	500,000
Lincoln, Airport Authority Revenue, Refunding, 5.2%, 7/01/19	200,000	201,110
Lincoln, Electric System Revenue, Refunding,
5.0%, 9/01/10	500,000	523,905
5.0%, 9/01/18	1,000,000	1,047,730
Lincoln, General Obligation, Highway Allocation Fund, 4.0%, 5/15/23	1,000,000	953,480
Lincoln, Parking Revenue, Refunding, Series A, 5.375%, 8/15/14	250,000	257,045
Lincoln, Sanitary Sewer Revenue, Refunding, MBIA Insured, 5.0%, 6/15/16	885,000	923,869
Lincoln, Water Revenue, 5.0%, 8/15/22	800,000	822,024
NEBHELP, Inc., Revenue, Series A-5A, AMT, 6.2%, 6/01/13	365,000	369,460

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 82.4% (continued)
Nebraska Educational Financial Authority, Revenue, Refunding,
Creighton University Project, FGIC Insured, 4.67%, 8/01/31 (Auction Rate Security)#	$400,000	$400,000
Hastings College Project, 5.05%, 12/01/23	500,000	461,710
Nebraska Wesleyan University Project, Radian Insured, 5.15%, 4/01/22	1,000,000	984,440
Nebraska Educational Telecommunications Commission,
Revenue, DTV Project, 6.0%, 2/01/10	455,000	473,409
Nebraska Investment Financial Authority, Revenue, Series A,
Drinking Water State Revolving Fund, 5.15%, 1/01/16	200,000	200,936
Nebraska Investment Financial Authority, Health Facility Revenue,
Childrens Hospital Obligated Group, Refunding, Series A, 3.503%, 8/15/32 (Auction Rate Security)#	625,000	625,000
Hospital Revenue, Great Plains Regional Medical Center Project, Radian Insured, 5.0%, 11/15/14	250,000	250,665
Hospital Revenue, Great Plains Regional Medical Center Project, Radian Insured, 5.45%, 11/15/17	455,000	455,774
Nebraska Investment Financial Authority, Single Family Housing Revenue, Series C, AMT
4.05%, 3/01/12	285,000	284,410
4.05%, 9/01/12	340,000	338,824
4.125%, 3/01/13	375,000	370,391
Nebraska Public Power District, Revenue,
Series A, 5.0%, 1/01/17, Pre-Refunded 1/01/09 @ 101	1,000,000	1,026,010
Series A, 5.125%, 1/01/18, Pre-Refunded 1/01/09 @ 101	425,000	436,318
Series B, 5.0%, 1/01/21	1,000,000	1,046,480
Nebraska State Colleges Facility Corp., Deferred Maintenance Revenue, MBIA Insured,
4.25%, 7/15/15	405,000	410,982
5.0%, 7/15/16	200,000	211,982
4.0%, 7/15/17	200,000	196,468
Nebraska Utilities Corp., Revenue, University of Nebraska
Lincoln Project, 5.25%, 1/01/19	750,000	781,102
Omaha, Douglas County, General Obligation, Public Building
Commission, 5.1%, 5/01/20	750,000	774,435
Omaha, General Obligation, Refunding, 4.5%, 12/15/17	250,000	255,583
Omaha, Public Facilities Corp., Lease Revenue, Series C, Rosenblatt Stadium Project,
3.9%, 10/15/17	235,000	235,303
3.95%, 10/15/18	240,000	239,426

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Nebraska — 82.4% (continued)
Omaha Public Power District, Electric Revenue,
Series A, 4.3%, 2/01/12, Pre-Refunded 2/01/10 @ 100	$500,000	$513,320
Series A, 5.0%, 2/01/17, Pre-Refunded 2/01/10 @ 100	400,000	414,980
Series A, Escrowed to Maturity, 7.625%, 2/01/12	410,000	448,397
Series A, 4.25%, 2/01/18	900,000	904,140
Series A, 4.1%, 2/01/19	1,000,000	985,190
Series B, FGIC Insured, 4.75%, 2/01/36	1,000,000	942,790
Series C, 5.5%, 2/01/14	280,000	303,999
Omaha, Sanitary Sewer Revenue, MBIA Insured,
4.0%, 11/15/12	520,000	532,995
4.0%, 11/15/14	250,000	255,328
Papillion, General Obligation, Bond Anticipation Notes,
Series A, 3.7%, 6/01/09	700,000	700,868
Papillion, Water Revenue System, Bond Anticipation Notes,
Series C, 3.0%, 6/15/11	500,000	497,935
Platte County, Hospital Authority #1, Revenue, Columbus
Community Hospital Project, Radian Insured, 5.9%, 5/01/15	250,000	257,318
Public Power Generation Agency, Revenue, Whelan Energy
Center Unit 2, Series A, AMBAC Insured, 5.0%, 1/01/18	750,000	782,715
Sarpy County, General Obligation, Sanitary & Improvement
District #111, Stoneybrook, 5.9%, 3/15/13	300,000	300,366
Sarpy County, General Obligation, Sanitary & Improvement
District #112, Leawood Oaks III, 6.2%, 2/15/14	105,000	105,147
Scottsbluff County, Hospital Authority #1, Revenue, Regional
West Medical Center, 6.375%, 12/15/08	40,000	40,112
Southern Nebraska Public Power District, Electric System Revenue,
AMBAC Insured, 4.625%, 9/15/21	1,000,000	1,001,740
Bond Anticipation Notes, 4.0%, 12/15/08	2,000,000	2,019,520
University of Nebraska, Facilities Corp., Lease Rental Revenue,
UNMC Sorell Center Project, 4.0%, 4/15/11	1,000,000	1,025,070
University of Nebraska, University Revenue,
Lincoln Student Fees and Facilities, 4.6%, 7/01/17(b)	570,000	583,019
Omaha Health & Recreation Project, 4.05%, 5/15/19	390,000	383,920
Omaha Health & Recreation Project, 5.0%, 5/15/33	700,000	705,936
Omaha Student Facilities Project, 4.5%, 5/15/16	565,000	582,668
Omaha Student Facilities Project, 5.0%, 5/15/27	800,000	811,984
Refunding, Lincoln Parking Project, 4.0%, 6/01/17	1,070,000	1,075,692

		46,113,734

NEBRASKA TAX-FREE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount or shares	Value

Puerto Rico — 3.2%
Commonwealth,
Refunding, Series B4, FSA Insured, 1.354%, 7/01/28 (Auction Rate Security — Mandatory Full Tender 7/01/08)	$800,000	$800,000
General Obligation, Refunding, FGIC Insured, 5.5%, 7/01/11	990,000	1,014,443

		1,814,443
Texas — 1.5%
San Antonio, Electric & Gas Revenue, Series A
5.0%, 2/01/18	325,000	330,902
5.0%, 2/01/18, Pre-Refunded 2/01/09 @ 101	175,000	180,063
5.25%, 2/01/14	320,000	327,830

		838,795
Washington — 1.8%
Washington State, General Obligation, Variable Purpose,
Series B, 5.0%, 1/01/19	1,000,000	1,007,510

Total Municipal Bonds (Cost $52,992,248)		53,279,294

SHORT-TERM SECURITIES — 4.7%

Wells Fargo National Advantage Tax-Free Money Market Fund – Institutional Class 1.6%(a) (Cost $2,642,735)	2,642,735	2,642,735

Total Investments in Securities (Cost $55,634,983)		55,922,029
Other Assets Less Other Liabilities — 0.1%		53,942

Net Assets — 100.0%		$55,975,971

Net Asset Value Per Share		$9.88

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

(b)	Designated to cover a forward purchase commitment.

#	Illiquid and/or restricted security that has been fair valued.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities
June 30, 2008
(Unaudited)

	Principal amount	Value

CORPORATE BONDS — 4.8%

Liberty Media Corp. 7.875% 7/15/09	$500,000	$507,366
Berkshire Hathaway Finance Corp. 4.2% 12/15/10	375,000	380,034
American Express Centurion Bank 5.55% 10/17/12	2,000,000	1,980,332
Berkshire Hathaway Finance Corp. 4.625% 10/15/13	1,000,000	1,004,510
Harrah’s Operating Co., Inc. 5.375% 12/15/13	750,000	463,125
Berkshire Hathaway Finance Corp. 4.85% 1/15/15	1,500,000	1,479,498
USG Corp. 6.3% 11/15/16	1,000,000	810,000

Total Corporate Bonds (Cost $6,921,281)		6,624,865

MORTGAGE-BACKED SECURITIES — 46.1%(b)

Federal Home Loan Mortgage Corporation — 24.6%

2498 CL PD — 5.5% 2016 (0.0 years)	59,166	59,109
3125 CL A — 5.125% 2013 (0.3 years)	339,409	340,605
2878 CL TB — 5.5% 2024 (0.7 years)	1,636,564	1,651,533
2665 CL WY — 4.5% 2027 (1.2 years)	4,000,000	4,020,818
2765 CL JN — 4.0% 2019 (1.3 years)	1,479,726	1,479,981
2692 CL QT — 4.5% 2018 (1.3 years)	2,000,000	2,011,314
2548 CL HB — 4.5% 2010 (1.4 years)	4,250,000	4,281,905
2921 CL A — 5.5% 2018 (1.6 years)	1,732,264	1,768,307
2743 CL HC — 4.5% 2015 (1.7 years)	3,000,000	3,016,276
3200 CL AD— 5.5% 2029 (2.6 years)	3,543,462	3,600,695
2831 CL AB — 5.0% 2018 (2.7 years)	1,276,129	1,295,618
2975 CL OD — 5.5% 2027 (2.9 years)	2,700,000	2,764,464
2627 CL LE — 3.0% 2017 (3.0 years)	1,463,030	1,408,220
2999 CL NB — 4.5% 2017 (3.1 years)	4,000,000	3,989,848
R011 CL AB— 5.5% 2020 (4.4 years)	2,540,800	2,565,060

		34,253,753

Federal National Mortgage Association — 17.3%

2003-87 CL JA — 4.25% 2033 (0.3 years)	115,732	115,756
2003-81 CL NX — 3.5% 2013 (0.4 years)	485,395	484,674
2003-87 CL TE — 4.0% 2013 (0.4 years)	913,790	915,159
2002-74 CL TC — 5.0% 2015 (0.4 years)	180,974	181,636
2003-20 CL QC — 5.0% 2027 (1.2 years)	685,707	692,691
2003-113 CL PC — 4.0% 2015 (1.3 years)	1,010,000	1,011,182

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

Federal National Mortgage Association — 17.3% (continued)

2002-74 CL TD — 5.0% 2015 (1.5 years)	$4,000,000	$4,048,395
2004-81 CL KC — 4.5% 2017 (2.1 years)	3,000,000	3,008,138
2003-39 CL LC — 5.0% 2022 (2.8 years)	1,126,414	1,134,172
2003-43 CL EX — 4.5% 2017 (2.8 years)	764,757	760,508
2005-59 CL PB — 5.5% 2028 (3.0 years)	2,000,000	2,041,697
2006-78 CL AV — 6.5% 2017 (3.1 years)	2,058,031	2,165,058
2003-92 CL PD — 4.5% 2017 (3.2 years)	2,500,000	2,488,463
2003-16 CL PD — 5.0% 2016 (3.4 years)	1,000,000	1,015,577
2003-27 CL DW — 4.5% 2017 (3.7 years)	1,000,000	987,079
2003-24 CL BC — 5.0% 2018 (6.4 years)	3,000,000	2,979,682

		24,029,867

Other — 4.2%

CDMC 2003-7P CL A4 — 3.376% 2017 (3.7 years)(c)	2,651,560	2,465,320
Chase MTG 2004-S1 CL A6 — 4.5% 2019 (4.2 years)	423,018	399,286
GNR 2004-80 CL MR — 5.0% 2031 (4.4 years)	3,000,000	2,989,635

		5,854,241

Total Mortgage-Backed Securities (Cost $63,476,819)		64,137,861

MORTGAGE PASS-THROUGH SECURITIES — 6.1%(b)

Federal National Mortgage Association — 5.2%

254863 — 4.0% 2013 (2.1 years)	506,184	498,905
255291 — 4.5% 2014 (2.4 years)	674,608	669,791
251787 — 6.5% 2018 (3.5 years)	35,049	36,504
254907 — 5.0% 2018 (3.9 years)	1,228,649	1,227,293
888595 — 5.0% 2022 (4.5 years)	3,425,452	3,395,979
357985 — 4.5% 2020 (4.6 years)	1,459,235	1,420,200

		7,248,672

Federal Home Loan Mortgage Corporation — 0.9%

1386 — 5.0% 2018 (3.6 years)	392,532	391,751
18190 — 5.5% 2022 (4.5 years)	816,089	821,790

		1,213,541

Total Mortgage Pass-Through Securities (Cost $8,490,465)		8,462,213

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Principal amount	Value

TAXABLE MUNICIPAL BONDS — 6.1%

Topeka, Kansas 4.5% 8/15/09	$1,135,000	$1,149,528
Stratford, Connecticut 6.55% 2/15/13	500,000	520,295
University of California 4.85% 5/15/13	990,000	992,069
Nebraska Public Power District 5.14% 1/01/14	1,000,000	967,950
Los Angeles, CA Cmty Dev 6.0% 9/01/14	2,275,000	2,366,068
Los Angeles, CA Cmty Dev 6.0% 9/01/15	1,220,000	1,254,148
Iowa State University Revenue 5.8% 7/01/22	1,335,000	1,298,875

Total Taxable Municipal Bonds (Cost $8,559,919)		8,548,933

U.S. TREASURY AND GOVERNMENT AGENCY — 15.1%

U.S. Treasury — 5.8%

U.S. Treasury Note 3.0% 2/15/09	5,000,000	5,026,175
U.S. Treasury Note 2.625% 3/15/09	3,000,000	3,008,907

		8,035,082

Government Agency — 9.3%

Freddie Mac 4.0% 4/28/09	240,000	242,279
Freddie Mac 3.25% 7/09/09	1,000,000	1,003,717
Federal Home Loan Banks 4.16% 12/08/09	1,500,000	1,525,410
Fannie Mae 4.125% 4/28/10	2,000,000	2,035,742
Freddie Mac 4.125% 6/16/10	1,000,000	1,018,076
Freddie Mac 5.5% 9/15/11	1,000,000	1,054,260
Federal Home Loan Banks 5.2% 5/21/12	1,000,000	1,019,449
Fannie Mae 4.375% 7/17/13	2,000,000	2,020,128
Freddie Mac 5.0% 11/13/14	3,000,000	3,106,728

		13,025,789

Total U.S. Treasury and Government Agency (Cost $20,656,485)		21,060,871

SHORT-INTERMEDIATE INCOME FUND

Schedule of Investments in Securities, Continued

	Shares	Value

COMMON STOCKS — 0.9%

Redwood Trust, Inc.	38,000	$866,020
Newcastle Investment Corp.	45,000	315,450

Total Common Stocks (Cost $2,483,048)		1,181,470

CONVERTIBLE PREFERRED STOCKS — 0.2%

Six Flags, Inc. 7.25% 8/15/09 (Cost $814,492)	35,000	327,250

NON-CONVERTIBLE PREFERRED STOCKS — 1.7%

Fannie Mae 8.25% 12/13/10	50,000	1,147,500
Freddie Mac 8.375% 12/31/12	50,000	1,215,000

Total Non-Convertible Preferred Stocks (Cost $2,496,935)		2,362,500

SHORT-TERM SECURITIES — 18.2%

Wells Fargo Advantage Government Money Market Fund – Institutional Class 2.1%(a) (Cost $25,300,825)	25,300,825	25,300,825

Total Investments in Securities (Cost $139,200,269)		138,006,788
Other Assets Less Other Liabilities — 0.8%		1,179,765

Net Assets — 100%		$139,186,553

Net Asset Value Per Share		$11.46

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

(b)	Number of years indicated represents estimated average life of mortgage-backed securities.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

GOVERNMENT MONEY MARKET FUND

Schedule of Investments in Securities
June 30, 2008
(Unaudited)

	Principal amount or shares	Value

U.S. TREASURY AND GOVERNMENT AGENCY — 88.2%†

U.S. Treasury — 25.8%

U.S. Treasury Bill 1.9% 7/10/08	$24,000,000	$23,988,840

Government Agency — 62.4%

Federal Farm Credit Banks Discount Note 2.1% 7/09/08	14,000,000	13,993,529
Federal Farm Credit Banks Discount Note 2.1% 7/23/08	11,000,000	10,985,883
Federal Home Loan Banks Discount Note 2.2% 7/31/08	18,000,000	17,968,350
Federal Home Loan Banks Discount Note 2.2% 8/04/08	15,000,000	14,969,117

		57,916,879

Total U.S. Treasury and Government Agency		81,905,719

SHORT-TERM SECURITIES — 11.7%

Wells Fargo Advantage 100% Treasury Money Market Fund – Service Class 1.3%(a)	2,823,628	2,823,628
Milestone Treasury Obligations Portfolio 1.9%(a)	8,045,785	8,045,785

Total Short-Term Securities		10,869,413

Total Investments in Securities (Cost $92,775,132)		92,775,132
Other Assets Less Other Liabilities — 0.1%		97,316

Net Assets — 100%		$92,872,448

Net Asset Value Per Share		$1.00

†	Interest rates presented represent the yield to maturity at the date of purchase.

(a)	Rate presented represents the annualized 7-day yield at June 30, 2008.

Portfolio composition is subject to change at any time and references to specific securities, industries, and sectors referenced in this report are not recommendations to purchase or sell any particular security.

Notes to Schedules of Investments (Unaudited):

(1)       Valuation of Investments

Weitz Equity, Balanced, Nebraska Tax-Free Income and Short-Intermediate Income Funds

Investments are carried at value determined using the following valuation methods:

•          Securities traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices; securities listed on the Nasdaq exchange are valued using the Nasdaq Official Closing Price (“NOCP”). Generally, the NOCP will be the last sales price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

•          Short sales traded on a national or regional securities exchange are valued at the last sales price; if there were no sales on that day, short sales are valued at the mean between the latest available and representative bid and ask prices.

•          Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

•          The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

•          The current market value of a traded option is the last sales price at which such option is traded, or, in the absence of a sale on or about the close of the exchange, the mean of the closing bid and ask prices.

•          The value of securities for which market quotations are not readily available or are deemed to be unreliable, including restricted and not readily marketable securities, is determined in good faith in accordance with procedures approved by the Trust’s Board of Trustees. Such valuation procedures and methods for valuing securities may include, but are not limited to: multiple of earnings, multiple of book value, discount from value of a similar freely-traded security, purchase price, private transaction in the security or related securities, the nature and duration of restrictions on disposition of the security and a combination of these and other factors.

Government Money Market Fund

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount.

(2)       Securities Transactions

The cost of investments is the same for financial reporting and Federal income tax purposes for the Nebraska Tax-Free Income, Short-Intermediate Income and Government Money Market Funds. The cost of investments for Federal income tax purposes for the Value, Partners Value, Hickory, Partners III and Balanced Funds is $1,649,843,999, $1,101,530,397, $268,723,916, $258,686,191 and $81,340,505, respectively.

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation, based on cost for Federal income tax purposes, are summarized as follows:

	Value	Partners Value	Hickory	Partners III	Balanced	Nebraska Tax-Free Income	Short- Intermediate Income

Appreciation	$198,094,348	$141,519,014	$24,069,625	$21,827,036	$3,077,652	$624,374	$1,304,930
Depreciation	(344,388,149)	(182,823,403)	(64,478,375)	(51,144,077)	(13,015,223)	(337,328)	(2,498,411)

Net	$(146,293,801)	$(41,304,389)	$(40,408,750)	$(29,317,041)	$(9,937,571)	$287,046	$(1,193,481)

(3)       Illiquid and Restricted Securities

The Funds own certain securities which have a limited trading market and/or certain restrictions on trading and therefore may be illiquid and/or restricted. Such securities have been valued at fair value in accordance with the procedures described above. Because of the inherent uncertainty of valuation, these values may differ from the values that would have been used had a ready market for these securities existed and these differences could be material. Illiquid and/or restricted securities owned at June 30, 2008, include the following:

	Acquisition Date	Value	Partners Value	Hickory	Partners III

Adelphia Communications Corp. CL A	7/25/02	$494,900	$300,300	$—	$—
CIBL, Inc.	9/09/96	—	—	94,596	—
Continental Resources	1/28/87	—	—	—	43,750
Intelligent Systems Corp.	12/03/91	—	—	—	1,934,546
LICT Corp.	9/09/96	—	—	2,525,794	—

Total cost of illiquid and/or restricted securities		$494,900	$300,300	$2,620,390	$1,978,296

Value		$0	$0	$4,708,425	$3,108,797

Percent of net assets		0.0%	0.0%	2.1%	1.3%

	Acquisition Date	Nebraska Tax-Free Income

Nebraska Educational Financial Authority, Revenue, Refunding, Creighton University Project, FGIC Insured, 4.67%, 8/01/31 (Auction Rate Security)	2/01/08	$400,000
Nebraska Investment Financial Authority, Health Facility Revenue, Childrens Hospital Obligated Group, Refunding, Series A, 3.503%, 8/15/32 (Auction Rate Security)	6/07/07	625,000

Total cost of illiquid and/or restricted securities		$1,025,000

Value		$1,025,000

Percent of net assets		1.8%

(4)	Affiliated Issuers

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund’s holdings in the securities of such issuers is set forth below:

Value

Name of Issuer	Number of Shares Held March 31, 2008	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2008	Value June 30, 2008	Dividend Income	Realized Gains/(Losses)

Redwood Trust, Inc.	2,382,100	—	21,200	2,360,900	$53,804,911	$1,770,675	$(316,154)

Partners Value

Name of Issuer	Number of Shares Held March 31, 2008	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2008	Value June 30, 2008	Dividend Income	Realized Gains/(Losses)

Daily Journal Corp.	116,000	—	—	116,000	$4,699,000	$—	$—
Redwood Trust, Inc.	2,045,515	—	44,015	2,001,500	45,614,185	1,501,125	(795,189)

Totals					$50,313,185	$1,501,125	$(795,189)

Partners III

Name of Issuer	Number of Shares Held March 31, 2008	Gross Additions	Gross Reductions	Number of Shares Held June 30, 2008	Value June 30, 2008	Dividend Income	Realized Gains/(Losses)

Intelligent Systems Corp.	883,999	—	—	883,999	$2,828,797	$—	$—

(5)	Fair Value Measurements

The Funds have adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year ending March 31, 2009. SFAS 157 defines fair value and establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Funds’ assets and liabilities carried at fair value:

Value

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$1,503,550,198	$—	$—	$1,503,550,198
Liabilities:
Options written	$—	$(30,000)	$—	$(30,000)

Partners Value

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$1,055,557,008	$4,669,000	$—	$1,060,226,008

Hickory

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$223,606,741	$4,205,925	$502,500	$228,315,166

Partners III

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$229,089,150	$—	$280,000	$229,369,150
Liabilities:
Options written	$—	$(12,700)	$—	$(12,700)
Securities sold short	$(51,811,900)	$—	$—	$(51,811,900)

Balanced

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$51,507,543	$19,895,391	$—	$71,402,934

Nebraska Tax-Free Income

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$2,642,735	$53,279,294	$—	$55,922,029

Short-Intermediate Income

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$29,172,046	$108,834,742	$—	$138,006,788

Government Money Market

	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities	$92,775,132	$—	$—	$92,775,132

At June 30, 2008, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the following Funds’ fair values were as follows:

	Hickory	Partners III
	Investments in Securities	Investments in Securities

Beginning balance, March 31, 2008	$502,500	$280,000
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Net transfers in and/or out of Level 3	—	—

Ending balance, June 30, 2008	$502,500	$280,000

Net change in unrealized appreciation (depreciation) Attributable to assets still held at end of period	$—	$—

For information on the Funds’ other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant’s Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Wallace R. Weitz

Wallace R. Weitz

President (Principal Executive Officer)

Date:	August 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth R. Stoll

Kenneth R. Stoll

Principal Financial Officer

Date:	August 5, 2008